Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
LOSS FOR THE YEAR	$ (309,659)	$ (266,531)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized gain (loss) on translation of foreign operations	3,551	6,708
Unrealized loss on translation of foreign operations from discontinued operations	(9,603)	(1,686)
Gain on translation of foreign operations disposed and reclassified to consolidated statement of loss	11,610
Other comprehensive income, net of tax, exchange differences on translation	5,558	5,022
TOTAL COMPREHENSIVE LOSS FOR THE YEAR, NET OF TAX	(304,101)	(261,509)
Total comprehensive loss attributable to:
Shareholders of Just Energy	(304,028)	(261,317)
Non-controlling interest	(73)	(192)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR, NET OF TAX	$ (304,101)	$ (261,509)